Cover	Sep. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	001-40608
Entity Registrant Name	Estrella Immunopharma, Inc.
Entity Central Index Key	0001844417
Entity Tax Identification Number	86-1314502
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5858 Horton Street
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	318-9098
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ESLA
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	ESLAW
Security Exchange Name	NASDAQ